Cover	Apr. 09, 2025
Cover [Abstract]
Entity Registrant Name	BrooQLy Inc.
Entity Central Index Key	0001854526
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	true
Document Period End Date	Apr. 09, 2025
Entity Ex Transition Period	false
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	86-2265420
Entity Address Address Line 1	10101 S. Robert Road
Entity Address Address Line 2	Suite 209
Entity Address City Or Town	Palos Hills
Entity Address State Or Province	IL
Entity Address Postal Zip Code	60465
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false